Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing agreements, year 1	$ 162
Outsourcing agreements, year 2	34
Outsourcing agreements, year 3	10
Outsourcing agreements, year 4	8
Outsourcing agreements, year 5	11
Outsourcing agreements, thereafter	13
Long-term software/meter agreement, year 1	22
Long-term software/meter agreement, year 2	1
Long-term software/meter agreement, year 3	2
Long-term software/meter agreement, year 4	1
Long-term software/meter agreement, year 5	2
Long-term software/meter agreement, thereafter	$ 0